Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2023
Prepaid expenses and other current assets
Prepaid expenses and other current assets

6Prepaid expenses and other current assets

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Prepaid expenses	1,410,935	1,748,073
Withholding tax receivables	971,251	941,843
Advance to captains	202,481	608,461
	2,584,667	3,298,377